SUBSEQUENT EVENTS (Details) - USD ($)		9 Months Ended
	Feb. 03, 2022	Sep. 30, 2022	Feb. 04, 2022
SUBSEQUENT EVENTS (Details) [Line Items]
Annual meeting of stockholders description		At the Annual Meeting, the Company’s stockholders (i) elected each of William D. Corbett, Richard Rosenblum, Madisson Corbett, Clifford Henry and David Rios as directors’ of the Company until the next annual meeting or until their successors shall be elected and qualified, (ii) ratified the appointment of RBSM LLP as the Company’s independent registered public accounting firm for fiscal year ended December 31, 2022, (iii) approved an amendment to the Company’s Articles of Incorporation to effect a reverse stock split of the issued and outstanding shares of common stock at a ratio (to be determined in the discretion of the Company’s Board during a two year period ending on November 2, 2024) within a range of one (1) share of Common Stock for every two (2) to thirty (30) shares of Common Stock, and (iv) approved a potential adjournment of the annual meeting,
Subsequent Event [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Percentage of convertible notes	10.00%
Aggregate principal amount	$ 866,242
Gross proceeds			$ 1,235,313